SECURED PROMISSORY NOTE - Global Ichiban Secured Promissory Notes - Additional Information (Details) - USD ($)							6 Months Ended	12 Months Ended
	Dec. 09, 2020	Oct. 22, 2020	Sep. 11, 2020	Sep. 09, 2020	Jan. 01, 2020	Nov. 30, 2017	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Aug. 02, 2019
Secured Promissory Note [Line Items]
Average VWAP for redemption					85.00%
Measurement period after conversion date					5 years
Conversion price (in dollars per share)								$ 10,000
Ownership Of Outstanding Stock Percentage		4.99%
Stated interest rate								12.00%
Agreement Entered Date			Sep. 11, 2020
Default interest rate												10.50%
Unamortized discount								$ 2,323,153	$ 2,936,952
Principal Converted	$ 600,000
Debt Conversion, Converted Instrument, Shares Issued	5,800,000								94,266
Common stock, shares issued (in shares)	33,600							4,786,804	3,659,828
G I Exchange Agreement
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding				$ 6,400,000
Agreement Entered Date				Sep. 09, 2020
Repurchase amount				$ 6,313,387
Debt instrument, maturity date				Sep. 30, 2022
Default interest rate				18.00%
Security Agreement
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding						$ 6,400,000
Agreement Entered Date						Nov. 30, 2017
Repurchase amount						$ 6,313,387
Unamortized discount										$ 86,613
Convertible Debt
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding					$ 5,012,897						$ 330,000
Accrued interest expense, noncurrent					885,475
Convertible Debt | St George Secured Convertible Notes
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding					2,160,000
Accrued interest expense, noncurrent					$ 252,751
Measurement period after conversion date							10 days
Ownership Of Outstanding Stock Percentage							9.99%
Debt conversion, average lowest closing price							60.00%
Secured Debt | Aggregate Global Ichiban Secured Promissory Notes
Secured Promissory Note [Line Items]
Ownership Of Outstanding Stock Percentage								9.99%